CORPORATE INFORMATION AND NATURE OF OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jan. 31, 2023
Côté Gold project | Bottom of range
Disclosure of joint ventures [line items]
Estimated Construction Costs	$ 800
Côté Gold project | Top of range
Disclosure of joint ventures [line items]
Estimated Construction Costs	$ 875
Forecast | Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd
Disclosure of joint ventures [line items]
Commitments in relation to joint ventures		$ 340